Share-based payment arrangements - Key terms and conditions related to the grants (Details)	12 Months Ended
Dec. 31, 2023 Item
Equity-settled share-based payment arrangement | Stock options plan (SOP) | 2020
Share-based compensation
Number of instruments	3,940,478
Vesting Conditions	Remains providing service in the Company until the expiration of the vesting periods.
Contractual life of options	6 years 9 months 18 days
Equity-settled share-based payment arrangement | Stock options plan (SOP) | 2021
Share-based compensation
Number of instruments	854,436
Vesting Conditions	Remains providing service in the Company until the expiration of the vesting periods.
Contractual life of options	5 years 9 months 18 days
Equity-settled share-based payment arrangement | Stock options plan (SOP) | 2022
Share-based compensation
Number of instruments	440,434
Vesting Conditions	Remains providing service in the Company until the expiration of the vesting periods.
Equity-settled share-based payment arrangement | Stock options plan (SOP) | 2022 | Bottom of range
Share-based compensation
Contractual life of options	5 years 3 months 18 days
Equity-settled share-based payment arrangement | Stock options plan (SOP) | 2022 | Top of range
Share-based compensation
Contractual life of options	5 years 9 months 18 days
Equity-settled share-based payment arrangement | Stock options plan (SOP) | 2023
Share-based compensation
Number of instruments	89,432
Vesting Conditions	Remains providing service in the Company until the expiration of the vesting periods.
Equity-settled share-based payment arrangement | Stock options plan (SOP) | 2023 | Bottom of range
Share-based compensation
Contractual life of options	3 years 6 months
Equity-settled share-based payment arrangement | Stock options plan (SOP) | 2023 | Top of range
Share-based compensation
Contractual life of options	4 years 6 months
Equity-settled share-based payment arrangement | Incentive stock options (ISO) | 2022
Share-based compensation
Number of instruments	93,896
Vesting Conditions	Remains providing service in the Company until the expiration of the vesting periods.
Equity-settled share-based payment arrangement | Incentive stock options (ISO) | 2022 | Bottom of range
Share-based compensation
Contractual life of options	2 years 10 months 24 days
Equity-settled share-based payment arrangement | Incentive stock options (ISO) | 2022 | Top of range
Share-based compensation
Contractual life of options	4 years 3 months 18 days
Equity-settled share-based payment arrangement | Restricted stock units (RSU) | 2022
Share-based compensation
Number of instruments	1,449,277
Vesting Conditions	Remains providing service in the Company until the expiration of the vesting periods.
Equity-settled share-based payment arrangement | Restricted stock units (RSU) | 2022 | Bottom of range
Share-based compensation
Contractual life of options	1 year
Equity-settled share-based payment arrangement | Restricted stock units (RSU) | 2022 | Top of range
Share-based compensation
Contractual life of options	3 years 6 months
Equity-settled share-based payment arrangement | Restricted stock units (RSU) | 2023
Share-based compensation
Number of instruments	265,167
Vesting Conditions	Remains providing service in the Company until the expiration of the vesting periods.
Equity-settled share-based payment arrangement | Restricted stock units (RSU) | 2023 | Bottom of range
Share-based compensation
Contractual life of options	1 year
Equity-settled share-based payment arrangement | Restricted stock units (RSU) | 2023 | Top of range
Share-based compensation
Contractual life of options	4 years
Equity-settled share-based payment arrangement | Matching Shares [Member] | 2023
Share-based compensation
Number of instruments	6,719
Vesting Conditions	Remains providing service in the Company until the expiration of the vesting period and doesn´t trade the options during this period.
Contractual life of options	2 years 4 months 24 days
Cash-settled share-based payment arrangement | Stock options plan (SOP) | 2020
Share-based compensation
Number of instruments	69,774
Vesting Conditions	Remains providing service in the Company until the expiration of the vesting periods.
Contractual life of options	6 years 9 months 3 days
Cash-settled share-based payment arrangement | Stock options plan (SOP) | 2021
Share-based compensation
Number of instruments	12,130
Vesting Conditions	Remains providing service in the Company until the expiration of the vesting periods.
Contractual life of options	5 years 2 months 26 days
Cash-settled share-based payment arrangement | Stock options plan (SOP) | 2022
Share-based compensation
Number of instruments	13,101
Vesting Conditions	Remains providing service in the Company until the expiration of the vesting periods.
Contractual life of options	5 years 3 months